Exhibit 1

Deloitte Touche Tohmatsu ABN 74 490 121 060 Level 46, Quay Quarter Tower, 50 Bridge Street Sydney, NSW 2000 Australia Tel: +61 2 9322 7000 www.deloitte.com.au

Anthony Moir

Treasurer

Pepper Money Limited

Level 27, 177 Pacific Highway

North Sydney 2060 NSW

(the "Issuer")

13 July 2026

Dear Anthony,

Agreed-Upon Procedures Report on the proposed securitisation of a pool of mortgage residential loans into Cashmere Funding Trust 2026-1

Purpose of this Agreed-Upon Procedures Report and Restriction on Use

Our report is solely for the purpose of assisting you, in combination with any other information obtained by you, to assess the loan file data relating to the proposed securitisation transaction of a pool of mortgage residential loans into Cashmere Funding Trust 2026-1 (the “Transaction”) and may not be suitable for another purpose. As required by Australian Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements, distribution and use of this report is restricted to you. Accordingly, we expressly disclaim and do not accept any responsibility or liability to any party other than you for any consequences of reliance on this report for any purpose.

However, we understand that a copy of this report has been requested by Bank of America N.A., Australian Branch, Citigroup Global Markets Limited, KKR Credit Advisors (EMEA) LLP, Merrill Lynch International, Bank of America N.A., Australian Branch, National Australia Bank Limited, PIMCO Income Fund and Westpac Banking Corporation (the “Recipients”) for the purpose of assessing loan file data relating to the Transaction. We agree that a copy of this report may be provided to the Recipients for their information in connection with this purpose but only on the basis that the Underwriter executes an agreement with us in the form agreed separately between the Recipients and us which sets out the basis on which we are prepared to grant them access to a copy of this report. We accept no duty, liability or responsibility to the Recipients in relation to this report. We accept no duty, responsibility or liability to any party, other than you, in connection with this report or this engagement.

Access to our report will be restricted to the Issuer and the Recipients, and all other parties will be excluded from using the Report, unless you are required to furnish or post our Report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended (“the Exchange Act”). Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Asia Pacific Limited and the Deloitte organisation.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We understand that you may be asked by the Reserve Bank of Australia (“RBA”) to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows:

“Pepper Money Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements (“AUPs”). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. Pepper Money Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool.”

Please contact us if you wish to propose any changes to this wording.

Responsibilities of Management of Pepper Money Limited and Westpac

You have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement.

Westpac Banking Corporation (“Westpac”), as identified by you, are responsible for the subject matter on which the agreed-upon procedures are performed.

Practitioner’s Responsibilities

We have conducted the agreed-upon procedures engagement in accordance with the Australian Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements.

An agreed-upon procedures engagement involves us performing the procedures that have been agreed with you, and reporting the findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures. This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Management

We have complied with the relevant ethical requirements of the APES 110 Code of Ethics for Professional Accountants (including Independence Standards) issued by the Accounting Professional & Ethical Standards Board (the “Code”), including the fundamental principle of objectivity. As we provide Audit Services to Pepper Money Limited, we also comply with the independence requirements in Part 4A of the Code.

Our firm applies Australian Auditing Standard on Quality Management ASQM 1, Quality Management for Firms that Perform Audits or Reviews of Financial Reports and Other Financial Information, or Other Assurance or Related Services Engagements, which requires the firm to design, implement and operate a system of quality management including policies or procedures regarding compliance with ethical requirements, professional standards and applicable legal and regulatory requirements.

Procedures and Findings

We have performed the procedures which were agreed with you on the proposed securitisation of a pool of residential mortgage loans into Cashmere Funding Trust 2026-1. The procedures performed and the findings obtained are set out in Appendix 1 of this Report.

DELOITTE TOUCHE TOHMATSU

Xenia Cobet

Partner

Chartered Accountants

Sydney, 13 July 2026

Appendix 1 of Agreed Upon Procedures Report —Findings

We have performed the following procedures in respect of a randomly selected sample of loans from the pool cut dated 31 January 2026 (the “Pool Cut Date”), provided by the Issuer on 19 February 2026 (the “Pool”).

At your request, the sample size was 59 loans (“the Sample”). Where one or more exceptions were identified in any of the procedures, the sample for that specific procedure was extended to 153 loans (the “Extended Sample”).

The procedures were performed using scanned versions of the relevant documents or relevant screen shots from Westpac’s Origination and Servicing System (“SOLACE”, “SRAP”, “Symmetry” and “ROS”). We have not tested or verified the authenticity, accuracy or completeness of these documents or files.

We obtained and reported the Issuer’s response for exceptions noted, if requested by the Issuer.

See Appendix 2 for listing of the Sample.

Agreed Upon Procedures

For each loan in the Sample, we agreed each of the characteristics and performed the procedures noted below to Westpac’s origination systems (SOLACE / Symmetry) and servicing system (SRAP) as provided by Westpac and the source documentation noted below.

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
1

Lien

Agree that the receivable is secured by a receivable security that constitutes a first ranking mortgage over residential (owner-occupied or investment) land situated in Australia, other than where the loan documents include a guarantee supported by a second ranking mortgage.

This procedure applies to all receivable securities (up to four) for the receivable as indicated in the Pool. This procedure does not apply to receivable securities for linked receivables as indicated in the Pool.

Identify if other interests are noted on the Certificate of Title, and report as an exception if Westpac does not have first ranking priority, i.e. the other interest is noted in priority to Westpac and is another financial institution or an individual. This was not an exception if there was a second ranked mortgage linked to a supported guarantee (as stated in the Loan Documents).

Exception not reported if the property was subdivided after loan origination but Westpac had first ranking priority on the Certificate of Title.

		SecurityNumber1 – 4	N/A	Certificate of Title; or Title Search; and Loan Agreement	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
2

Borrower Name

Agree the borrower’s name noted on Loan Viewer and SOLACE screen to the name noted on the Loan Agreement and Land Titles Certificate/document.

For any changes of borrower surname, sight documents and change of name authorisation. If a servicing event has not occurred since change of name, then this is not required provided consistency shown on relevant documents.

Difference in borrower’s name due to below was not reported as exception:

-    Loan party release

-    Character limitations in source system

-    Land title showing guarantor’s name

		N/A	Loan Viewer Customer Details	Loan Agreement; and Land Titles documents	No exceptions noted
3

Security Address Post Code[1]

Using the Pool Cut Date, agree the security address:

(i) to SRAP;

(ii) the Pool to the valuation in Valex or Speedview

If the address per the Pool did not agree to SRAP or valuation report, and the difference could be confirmed with reference to SRAP as being attributed to changes that occurred subsequent to the Pool Cut

Date. In this case, this was not regarded as an exception.

		PostCode1- 4	SRAP Address Details	Valuation Report; or Contract of Sale	No exceptions noted

1 If the information in the Pool had less than 4 digits, no exception reported if the first digit per Source Documentation is ‘0’.

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
4

Security Valuation

Using the Pool Cut Date, agree the security values:

(i)     to SRAP;

(ii)   the Pool to the valuation in Valex or Speedview

If the security value recorded in the Pool or SRAP was lower than the security value in the source document, this was not regarded as an exception.

If the security value recorded in the Pool or SRAP was greater than the security value in the Source Document by not more than $50k, this was not regarded as an exception.

If the valuation per the Pool did not agree to SRAP or valuation report, and the difference could be confirmed with reference to the SRAP, as being attributed to changes that occurred subsequent to the Pool Cut Date. In this case, this was not regarded as an exception

Note: Valuation amount could be lower than the market value in the valuation report due to:

-   Purchase price is lower than market value

-  Construction loan with lower building costs than estimated improvement value

Information can be found in valuer’s notes/comments/dwelling details for the above scenarios.

		Valuation1 – 4	SRAP Address Details	Valuation Report; or Contract of Sale	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
5

Property Type

Agree the Property Type per the Pool to SRAP and valuation report (e.g. Detached House, Strata Title Unit).

-   If the type per the Pool did not agree to SRAP or valuation report, this was not an error if: the difference could be confirmed with reference to the SRAP (Security Details Change History Tab) as being attributed to changes that occurred subsequent to the Pool Cut Date.

-   If the type did not agree with valuation report, check comparable sales, comments and improvement to validate.

		PropertyType1- 4	SRAP Address Details	Valuation Report; or Westpac Property Report; or Final Progress Payment Report

1 exception noted in the Sample:

As one exception was identified in the property type data field, the sample for this procedure was extended to 153 loans for further testing (refer to Appendix 4 for listing of the Extended Sample).

2 exceptions noted in the Extended Sample:

6

Loan Number

Agree to SOLACE system

If the loan number did not match between SOLACE and the settlement letter, it indicated that a new loan number was issued due to a product conversion or a new split, which was evidenced by the SOLACE Transaction Details screen.

		LoanNumber	SOLACE Screen [Home Loan Details] Account#	Settlement Letter	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
Note: For loans settled before 1 January 2011 as per column SettlementDate in the Pool, only agree to SOLACE system.
7

Settlement Date

(representing Settlement date / drawdown date)

If the start date noted on the Pool is within three calendar months of the date noted in the Settlement Letter, no exception was reported.

Note: When the settlement letter is not available, agree on the date between the system and the Pool; this was not considered as exception.

		SettlementDate	SOLACE Screen [Home Loan Details] Open Date	Settlement Letter	No exceptions noted
8

Current Limit

Agree the current account limit per the Pool to SOLACE.

Note: Tolerance allowed of 1% of the current account limit.

If the above tolerance of 1% was exceeded but the difference could be confirmed with reference to SOLACE Transaction listing (would show the increase/decrease), as being attributable to transactions that occurred subsequent to the Pool Cut Date (to within 1% of the current account limit), this was not regarded as an exception.

		CurrentCreditLimit	SOLACE Repayment Details [Current Limit]; or SOLACE Repayment Details [Transaction Listing]	N/A	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
9

Current Balance

Agree the current account balance per the Pool to SOLACE.

Note: Tolerance allowed of 1% of the current account limit.

If the above tolerance of 1% was exceeded but the difference could be confirmed with reference to SOLACE Transaction listing, as being attributable to transactions that occurred subsequent to the Pool Cut Date (to within 1% of the current account limit), this was not regarded as an exception.

		CurrentLoanBalance	SOLACE Repayment Details [Actual Balance]; or SOLACE Repayment Details [Transaction Listing]	N/A	No exceptions noted
10

Original Loan Amount

Agree the original loan amount in the Pool to Settlement Letter initial drawdown amount.

Differences of $50,000 or less were not reported as an exception.

Loans with application number commencing with 300 as per Loan Application in the Pool are legacy (aged) loans. There is no origination data flowing through from ROS, hence origination data fields are not populated. This has not been reported as an exception.

		ValueOriginalLimit	SOLACE Transaction– Initial Drawdown screen (where Settlement Letter not available)	Settlement Letter	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
Note: When the settlement letter is not available, agree on the value between data and SOLACE Initial Drawdown screen.
11

Maturity Date

Add OriginalTerm (original term of the loan)/RevisedOriginalTerm (if variation/change applied to the loan) to settlement date as per Pool and not date of signing.

If the maturity date has been changed since the original Loan agreement, agree the maturity date to SOLACE.

Note 1: If there was a difference of less than 3 months (as per settlement date attribute), this was not regarded as an exception

		LoanMaturityDate	SOLACE Repayment Details [Maturity Date]	Loan Agreement; or Settlement Letter; or Variation Agreement (for Term extension)	No exceptions noted
12	Product Description Agree the Product in the Pool to - The system - The loan agreement	Product	SOLACE Customer Accounts and Product	Loan Agreement; or Settlement Letter; or	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings

If the product type does not match between Loan Agreement and system, it could be

-   Fixed rate Home Loan product converted to variable rate product after fixed period expired or terminated, refer to Settlement letter to verify variable rate product

-  Product Conversion, can be verified by variation agreement or customer communication

- RAMS Product migration, refer to Appendix 3 for product description mapping table

If original loan agreement cannot be sourced and a variation has occurred, no exception was raised as the variation supersedes the original agreement.

Variation Agreement; and Product description mapping in Appendix 3
13

Current Rate

Agree the current interest rate per the Pool to Symmetry.

If the interest rate per Pool did not agree to Loan Viewer, but the difference could be confirmed with reference to Transaction details from SOLACE, as being attributable to changes that occurred subsequent to the Pool Cut Date, this was not regarded as an exception

For fixed rate, agree to a fixed rate home loan agreement or settlement letter or transaction history from SOLACE.

		InterestRate for fixed home loans, refer Fixed N (Variable)/ Y = Fixed	Loan Viewer Loan Details [Interest Rate]	For Fixed Loans as per field ‘Fixed’ per the Pool only: Loan Agreement; or Settlement Letter	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
14

Repayment Type

Agree the repayment type per the Pool to Loan Viewer and the Loan agreement.

For IO refer to loan agreement on the scheduled IO period.

If the repayment type has been changed since the original Loan agreement, confirm to Transaction details from SOLACE.

Where the original application was submitted with a Line of Credit (though the loan selected may not be a Line of Credit product), the related Line of Credit Repayment Type appeared in the Pool (due to the data extraction logic implemented). In this scenario no exception was reported if the loan system SOLACE could have been agreed to the loan agreement.

		RepaymentType _IO Yes = Interest Only No = Principal and Interest	Loan Viewer Loan Details [Repayment Type]	Loan Agreement; or Variation Agreement	No exceptions noted
15

Interest Rate Type (F/V)

Agree the interest rate type per the Pool to Loan Viewer and loan agreement or settlement letter

For source system, if Fixed data is populated, Interest Rate is Fixed. Otherwise, Variable.

Fixed rate refer to loan agreement on scheduled fixed period.

		Fixed N = Variable Y = Fixed	Loan Viewer Loan Details Variable Rate	Loan Agreement; or Settlement Letter	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
If the Interest Rate type has been changed since the original Loan agreement, agree to Transaction details from SOLACE.
16

Interest only End date

If the sampled receivable has an interest only feature, agree the InterestOnlyExpiryDate contained in the Pool to the interest only term (added to the settlement date first interest only repayment date) noted in the Loan Agreement or Settlement letter.

For loan settled at month end (e.g. 31st January, 28 or 29th February) Interest Only Expiry date was the first day of the month following from settlement date plus interest only term.

For Line of Credit products, the interest only end date should be set as the first day of the month following from settlement date, plus the loan term.

If you are unable to sight the settlement date in the settlement letter, the interest only end date should be set as the first day of the month following from settlement date in the Pool, plus the loan term.

		InterestOnlyExpiryDate	Symmetry Loan details Field: Non P&I expiry date	Loan Agreement; or Settlement Letter	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings

Note 1: If there was a difference of less than 5 business days, this was not regarded as an exception

If the Interest only end date has been changed since the original Loan agreement, confirm to Transaction details from SOLACE.

Where the original application was submitted with a Line of Credit (though the loan selected may not be a Line of Credit product), the related Line of Credit IO expiry appeared in the Pool (due to the data extraction logic implemented). In this scenario no exception was reported if the loan system SOLACE could be agreed to the loan agreement.

17

Fixed Rate End Date

If the sampled receivable has a fixed interest feature and is within the fixed rate period as noted in the Loan Offer Agreement or Settlement letter, agree the fixed rate end Date contained in the Pool to the fixed rate term (added to the settlement date) noted in the Loan Agreement or Settlement Letter.

Note 1: If there was a difference of less than 5 business days, this was not regarded as an exception.

If the fixed Rate end date has been changed since the original Loan agreement, confirm to Transaction details from Symmetry/SOLACE.

		FixedRateEndDate	Symmetry Loan Details	Loan Agreement; or Settlement Letter	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
18	Residency Status Using the customer residential address State note in the system whether the borrower/s is/are a resident of Australia at the time of origination.	N/A	Symmetry Customer details, Borrowers Residential Address State field	N/A	No exceptions noted
19

Arrears Status

Agree Contractual Days Dlq is within the DelinquencyRange bucket in the Pool.

This procedure was only applicable for loans that were more than 30 days delinquent as at the Pool Cut Date. If the delinquency days per the Pool did not agree to the SOLACE screen and the difference could be confirmed with reference to transactions that occurred subsequent to the Pool Cut Date, this was not regarded as an exception.

		DelinquencyRange	SOLACE Screen [Contractual Days Dlq]	N/A	This procedure has not been performed as no loans in the Sample were delinquent more than 30 days as at the Pool Cut Date.
20	Occupancy Agree the Pool to the Loan Viewer Screen.	LoanClassification	Loan Viewer Loan Details	N/A	No exceptions noted

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
21

Guarantees

If the loan agreement has one of the following

guarantees, sight the following:

Limited Guarantees: If the sample receivable has a “Family Pledge” limited guarantee as per loan agreement, agree limited amount and security to Symmetry loan details system screen and Guarantee and Indemnity Letter.

Unlimited Guarantees: If sample receivable has unlimited guarantee as per loan agreement, agree its unlimited amount and security to Symmetry loan details system screen and Guarantee and Indemnity Letter.

		N/A	Symmetry Loan details	Loan Agreement; or Variation Agreement; and Guarantee and Indemnity Letter; or Release Letter	No exceptions noted
22

Arrears Balance

Calculation of Arrears Balance:

Arrears amount is driven from current credit limit minus current balance and only displays an amount if the current balance is higher than the current limit.

This procedure was only applicable for loans that were more than 30 days delinquent as at the Pool Cut Date.

Note: SOLACE screen shot showed the arrears as of the date the screen shot was taken. Arrears was real-time so if a weekly payment is missed the system would reflect arrears even when they have until last day of the month to make the full payment.

		DelinquencyRange CurrentArrears CurrentCreditLimit	SOLACE [Current Balance]	N/A	This procedure has not been performed as no loans in the Sample were delinquent more than 30 days as at the Pool Cut Date.

Step	Procedure	Field name in the Pool	Symmetry /other source system reference	Source documentation	Findings
23	Documentation level [Full doc, Alt doc or Low doc] Agree the product type at origination to the data dictionary mapping (Alt Doc, Full Doc, No Doc categories) and the Loan agreement.	MIProductType	ROS system	Loan agreement; or Product Conversion Shortform Form	No exceptions noted
24

Employment Details [PAYG, Self-employed, Casual or Not employed]

If Loan Viewer and SOLACE note one or more borrowers, agree that there is a ROS Screen shot for employment details for all the borrowers. Take at Origination stage of the application only.Where there is more than one borrower confirm the borrower employment status (PAYG or Self-employed) to one of the borrowers in the ROS screen.

Loans with application number commencing with 300 as per Loan Application in the pool are legacy (aged) loans. Borrower and guarantor information for these loans is not available in the Pool due to a data limitation resulting from historical data migration issues at the time. These loans were not reported as exceptions.

		Employment Category	ROS [Currently Employed]	N/A	No exceptions noted

Appendix 2 – List of Samples

Sample	Masque ID	Sample	Masque ID	Sample	Masque ID
1	LN555	22	LN18369	43	LN33668
2	LN2291	23	LN18932	44 D	LN50751
3 D	LN50748	24	LN19571	45	LN39944
4	LN3356	25	LN20644	46	LN40248
5	LN4300	26	LN22325	47	LN40861
6	LN5366	27	LN23039	48	LN42034
7	LN6400	28	LN23548	49	LN44159
8	LN9427	29	LN23891	50	LN44837
9	LN12130	30	LN26089	51	LN45815
10	LN12914	31	LN28813	52	LN46253
11	LN13303	32	LN29164	53	LN46296
12	LN13853	33	LN29410	54	LN46342
13	LN14348	34	LN29831	55	LN47245
14	LN14508	35	LN30135	56	LN47425
15	LN50749	36	LN30174	57 E	LN48823
16	LN16961	37	LN30384	58	LN48949
17	LN17139	38	LN31189	59	LN49809
18	LN17188	39	LN31759	60 R	LN17680
19	LN17320	40	LN32729	61 R	LN27860
20 D	LN50750	41	LN32762	62 R	LN3828
21	LN18071	42	LN33303

D – Discharged

E - exception

R – Replacement Sample

Appendix 3 – Product Description Mapping Table

Loan Agreement/Variation Agreement/Settlement Letter	System/DataTape
Basic Home Loan	Sway ProPack1 Mar08
Discount Home Loan	Full Feature Home Loan
Easy Start Home Loan	Sway ProPack1 Mar08
FlexiFix SmartWay Home Loan	Sway ProPack1 Mar08
FlexiFix Sway Low Doc	SE ProPack1 Mar08
Interest Saver Home Loan	Sway ProPack1 Mar08
Investor Home Loan	Sway ProPack1 Mar08
Investor Home Loan	Full Feature Home Loan
IO Maximiser	Sway ProPack1 Mar08
IO Maximiser	Full Feature Home Loan
Line of Credit Low Doc 1 Home Loan	SE Low Doc Line of Credit
Line of Credit Low Doc 2 Home Loan	SE Low Doc Line of Credit
Line of Credit Low Doc Home Loan	SE ProPack1 Mar08
Line of Credit Home Loan	Line of Credit
LOC ProPack1	Line of Credit
LOC ProPack2	Line of Credit
LOC SE ProPack1	SE Low Doc Line of Credit
LOC SE ProPack2	SE Low Doc Line of Credit
Low Doc 500 Plus 80%	SE ProPack1 Mar08
Low Doc 500 Plus 85%	SE ProPack1 Mar08
Low Doc 500 Plus	SE ProPack1 Mar08
Low Doc 85%	SE ProPack1 Mar08
Low Doc	SE ProPack1 Mar08
Rate Relief Home Loan	Sway ProPack1 Mar08
Rate Shearer Home Loan	Sway ProPack1 Mar08
Rent Saver Home Loan	Sway ProPack1 Mar08
SE Pro Pack 80 Home Loan	SE ProPack1 Mar08
SE Pro Pack	SE ProPack1 Mar08
SE Pro Pack1 80	SE ProPack1 Mar08
SE Pro Pack 1	SE ProPack1 Mar08
SE Pro Pack2 80	SE ProPack1 Mar08
SE Pro Pack 2	SE ProPack1 Mar08
SmartWay Home Loan	Sway ProPack1 Mar08
SmartWay Pro Pack 1 Home Loan	Sway ProPack1 Mar08
SmartWay Pro Pack 2 Home Loan	Sway ProPack1 Mar08
Standard Variable	Sway ProPack1 Mar08
Sway Low Doc 80	SE ProPack1 Mar08
Sway Low Doc	SE ProPack1 Mar08
Zero Home Loan	Sway ProPack1 Mar08
Essential Home Loan Variable	Essential Home Loan
Standard Variable Investment	Sway ProPack1 Mar08
Rate Relief Construction	Sway ProPack1 Mar08
Self-Employed Home Loan	Self Employed Home Loan
Self-Employed Fixed Rate	Self Employed Fixed Rate
Low Rate Home Loan	Low Rate Home Loan
Fixed Rate Home Loan	Fixed Rate Home Loan
Essential Home Loan	Essential Home Loan
Fixed Rate Classic Home Loan	Fixed Rate Classic Home Loan
Fixed Rate Pro Pack 1 Home Loan	Fixed Rate Home Loan
Fixed Rate Pro Pack 2 Home Loan	Fixed Rate Home Loan
Full Feature Home Loan	Full Feature Home Loan

Line of Credit	Line of Credit
Rate Relief Home Loan	Sway ProPack1 Mar08
Rate Relief Construction Home Loan	Sway ProPack1 Mar08
Self-Employed Fixed Rate Home Loan	Self Employed Fixed Rate
Self-Employed Line of Credit	Self Employed Line of Credit
Self-Employed Low Doc Home Loan	SE Low Doc Home Loan

Appendix 4 – List of Extended Sample

Sample	Masque ID	Sample	Masque ID	Sample	Masque ID
63	LN72	95	LN18634	127	LN39139
64	LN425	96	LN21092	128	LN39390
65	LN479	97	LN21289	129	LN39587
66	LN520	98	LN22513	130	LN40013
67	LN1081	99	LN22548	131	LN41687
68	LN1741	100	LN22973	132 E	LN42730
69	LN1880	101	LN23714	133	LN42763
70	LN2368	102	LN24819	134	LN42951
71	LN2496	103	LN25391	135	LN43147
72	LN4306	104	LN25788	136	LN44025
73	LN4976	105	LN26760	137	LN44325
74	LN5543	106	LN26936	138	LN50743
75	LN5569	107	LN28167	139	LN45577
76	LN6376	108	LN28636	140	LN45889
77	LN6868	109	LN28799	141	LN46047
78	LN7071	110	LN30919	142	LN46455
79	LN8734	111	LN31248	143	LN47836
80	LN8965	112	LN33053	144	LN47939
81	LN9222	113	LN33317	145	LN48087
82	LN9294	114	LN33569	146	LN48624
83	LN9495	115	LN33699	147	LN49150
84 E	LN9673	116	LN33745	148	LN49508
85	LN10257	117	LN34153	149	LN49676
86	LN10295	118	LN34268	150	LN49697
87	LN10382	119	LN34660	151	LN49901
88	LN11166	120	LN34891	152	LN16956
89	LN11266	121	LN35052	153	LN8591
90	LN11937	122	LN35491	154	LN18184
91	LN12490	123	LN50739	155	LN41312
92	LN15137	124	LN50740	156	LN36572
93	LN15617	125	LN37584
94	LN15699	126	LN39031

E - exception